Hedging Activities and Fair Value Measurements, Foreign Currency Forward Contracts (Q3) (Details) - Foreign Currency Forwards [Member] $ in Millions	Sep. 30, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Derivatives, Fair Value [Line Items]
Number of contracts | Contract	4	3
Minimum [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 2.8	$ 18.2
Maximum [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 45.8	$ 79.0